Schedule of term deposits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Term Deposits
Fixed deposits with banks		₨ 1,354,170	₨ 2,757,824
Total		1,354,170	2,757,824
Non-current	$ 524	44,770	137,169
Current	$ 15,327	₨ 1,309,400	₨ 2,620,655